UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1 - Schedule of Investments
Portfolio of Investments

ROYCE FOCUS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 80.0%
	SHARES	VALUE
Consumer Products - 6.2%
Apparel and Shoes - 1.0%
Timberland Company Cl. A a,b	50,000	$1,711,500

Sports and Recreation - 5.2%
Thor Industries	100,000	5,336,000
Winnebago Industries	100,000	3,034,000

		8,370,000

Total		10,081,500

Consumer Services - 4.3%
Direct Marketing - 2.1%
Nu Skin Enterprises Cl. A	200,000	3,506,000

Retail Stores - 1.3%
Buckle (The)	50,100	2,051,595

Other Consumer Services - 0.9%
Corinthian Colleges a	100,000	1,440,000

Total		6,997,595

Financial Intermediaries - 1.7%
Insurance - 1.7%
Alleghany Corporation a	5,100	1,476,450
ProAssurance Corporation a,b	25,000	1,300,000

Total		2,776,450

Financial Services - 3.4%
Information and Processing - 2.4%
eFunds Corporation a,b	150,000	3,876,000

Investment Management - 1.0%
GAMCO Investors Cl. A	41,500	1,657,925

Total		5,533,925

Health - 8.8%
Drugs and Biotech - 7.4%
Elan Corporation ADR a,b	180,000	2,599,200
Endo Pharmaceuticals Holdings a	150,000	4,921,500
Lexicon Genetics a,b	400,000	2,216,000
Myriad Genetics a,b	50,000	1,304,500
Orchid Cellmark a,b	150,000	861,000

		11,902,200

Medical Products and Devices - 1.4%
Caliper Life Sciences a,b	200,000	1,280,000
Possis Medical a,b	100,000	1,016,000

		2,296,000

Total		14,198,200

Industrial Products - 22.5%
Building Systems and Components - 3.2%
Simpson Manufacturing	120,000	5,196,000

Construction Materials - 1.4%
Florida Rock Industries	40,000	2,248,800

Machinery - 3.4%
Lincoln Electric Holdings	75,000	4,049,250
Woodward Governor Company	45,000	1,496,250

		5,545,500

Metal Fabrication and Distribution - 14.5%
Harris Steel Group	150,000	3,532,132
IPSCO	60,000	6,245,400
Metal Management	150,000	4,747,500
Reliance Steel & Aluminum	50,000	4,696,000
Schnitzer Steel Industries Cl. A	100,000	4,285,000

		23,506,032

Total		36,496,332

Industrial Services - 4.0%
Commercial Services - 0.8%
BB Holdings a	234,100	1,076,860
OneSource Services	15,525	209,042

		1,285,902

Engineering and Construction - 1.3%
Dycom Industries a	100,000	2,125,000

Transportation and Logistics - 1.9%
Arkansas Best	80,000	3,129,600

Total		6,540,502

Natural Resources - 21.4%
Energy Services - 9.2%
Ensign Energy Services	85,000	3,267,971
Input/Output a,b	250,000	2,427,500
Pason Systems a	100,000	2,678,426
Tesco Corporation a,b	175,000	3,332,000
Trican Well Service a	70,000	3,191,762

		14,897,659

Precious Metals and Mining - 12.2%
Gammon Lake Resources a	120,000	2,172,000
Glamis Gold a	120,000	3,921,600
Ivanhoe Mines a,b	400,000	3,852,000
Meridian Gold a,b	120,000	3,558,000
Pan American Silver a,b	120,000	3,048,000
Silver Standard Resources a,b	160,000	3,289,600

		19,841,200

Total		34,738,859

Technology - 7.7%
Internet Software and Services - 1.8%
RealNetworks a,b	350,000	2,887,500

IT Services - 0.7%
Syntel	60,000	1,135,200

Software - 3.0%
ManTech International Cl. A a,b	100,000	3,322,000
PLATO Learning a,b	160,000	1,518,400

		4,840,400

Telecommunications - 2.2%
Foundry Networks a,b	199,900	3,630,184

Total		12,493,284

TOTAL COMMON STOCKS
(Cost $71,858,153)		129,856,647

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 3.7%
Athena Neurosciences Finance 7.25%
Senior Note due 2/21/08 b	$6,000,000	5,910,000

TOTAL CORPORATE BONDS
(Cost $5,578,587)		5,910,000

GOVERNMENT BONDS - 3.2%
(Principal Amount shown in local currency)
Canadian Government Bond 3.00% due 6/1/07	6,150,000	5,205,475

TOTAL GOVERNMENT BONDS
(Cost $5,010,917)		5,205,475

U.S. TREASURY OBLIGATIONS - 6.0%
U.S. Treasury Notes
Treasury Inflation Index Protection Security 2.00% due 7/15/14	10,000,000	9,752,730

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,402,773)		9,752,730

REPURCHASE AGREEMENT - 22.0%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $35,748,698 (collateralized by obligations of various U.S. Government Agencies, valued at $36,630,731)
(Cost $35,735,000)		35,735,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 13.3%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-4.6423%)		21,581,963

(Cost $21,581,963)		21,581,963

TOTAL INVESTMENTS - 128.2%
(Cost $150,167,393)		208,041,815

LIABILITIES LESS CASH AND OTHER ASSETS - (12.8)%		(20,783,732)

PREFERRED STOCK - (15.4)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$162,258,083

a	Non-income producing.

b	A portion of these securities were on loan at March 31, 2006. Total market value of loaned securities at March 31, 2006 was $20,808,180.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $150,457,450. At March 31, 2006, net unrealized appreciation for all securities was $57,584,365, consisting of aggregate gross unrealized appreciation of $58,709,569 and aggregate gross unrealized depreciation of $1,125,204. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 16, 2006

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: May 16, 2006